Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment and Subsegments
The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities
Investment Management	Investment Management
Insurance Solutions	Individual Life Employee Benefits

The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities
Investment Management	Investment Management
Insurance Solutions	Individual Life Employee Benefits

Schedule of Operating Earnings Before Income Taxes from Segments
The summary below reconciles operating earnings before income taxes for the segments to Income (loss) before income taxes for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Retirement Solutions:
Retirement	$137.8	$123.9
Annuities	54.3	36.4
Investment Management	30.1	33.0
Insurance Solutions:
Individual Life	50.8	55.0
Employee Benefits	12.4	15.6
Total Ongoing Businesses	285.4	263.9
Corporate	(50.1)	(48.4)
Closed Blocks:
Closed Block Institutional Spread Products	22.1	22.1
Closed Block Other	(0.7)	2.2
Closed Blocks	21.4	24.3
Total operating earnings before income taxes	256.7	239.8

Adjustments:
Closed Block Variable Annuity	(477.1)	(907.7)
Net investment gains (losses) and related charges and adjustments	41.8	60.3
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	3.1	137.4
Loss related to businesses exited through reinsurance or divestment	(16.9)	(12.6)
Income (loss) attributable to noncontrolling interests	(13.5)	(15.6)
Other adjustments to operating earnings	(8.4)	(14.5)
Income (loss) before income taxes	$(214.3)	$(512.9)

The summary below reconciles operating income (loss) before income taxes for the segments to Income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$448.6	$441.9	$469.6
Annuities	102.2	387.6	115.0
Investment Management	134.5	87.5	50.1
Insurance Solutions:
Individual Life	196.2	279.3	313.5
Employee Benefits	109.4	83.3	82.0
Total Ongoing Businesses	990.9	1,279.6	1,030.2
Corporate	(182.3)	(230.2)	(399.1)
Closed Blocks:
Closed Block Institutional Spread Products	45.7	83.2	(3.8)
Closed Block Other	64.0	(13.0)	(6.7)
Closed Blocks	109.7	70.2	(10.5)
Total operating income (loss) before income taxes	918.3	1,119.6	620.6

Adjustments:
Closed Block Variable Annuity	(692.3)	(564.5)	(220.2)
Net investment gains (losses) and related charges and adjustments	455.5	71.8	(96.4)
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	97.2	(269.4)	(30.0)
Loss related to businesses exited through reinsurance or divestment	(45.8)	(35.1)	(3.3)
Income (loss) attributable to noncontrolling interests	138.2	190.9	(10.3)
Loss on early extinguishment of debt	—	—	(108.3)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments	(165.0)	(157.8)	(47.5)
Other adjustments to operating income	(100.1)	(77.7)	(66.8)
Income (loss) before income taxes	$606.0	$277.8	$37.8

Scheudule of Revenue from Segments
The summary below reconciles operating revenues for the segments to Total revenues for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Retirement Solutions:
Retirement	$583.2	$580.4
Annuities	307.6	351.2
Investment Management	131.9	130.6
Insurance Solutions:
Individual Life	687.1	712.0
Employee Benefits	318.1	313.3
Total Ongoing Businesses	2,027.9	2,087.5
Corporate	17.1	14.2
Closed Blocks:
Closed Block Institutional Spread Products	38.3	43.0
Closed Block Other	7.2	10.4
Closed Blocks	45.5	53.4
Total operating revenues	2,090.5	2,155.1

Adjustments:
Closed Block Variable Annuity	(444.0)	(978.8)
Net realized investment gains (losses) and related charges and adjustments	30.4	103.3
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	20.6	125.3
Revenues related to businesses exited through reinsurance or divestment	(12.1)	7.5
Revenues (loss) attributable to noncontrolling interests	40.3	21.3
Other adjustments to operating revenues	92.9	51.6
Total revenues	$1,818.6	$1,485.3

Segment Information

The following is a summary of certain financial information for the Company’s segments for the periods indicated.

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Three Months Ended March 31,
	2013	2012
Investment management intersegment revenues	$39.3	$40.1

The summary below reconciles operating revenues for the segments to Total revenues for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$2,271.9	$2,225.4	$2,179.0
Annuities	1,307.0	1,401.4	1,482.5
Investment Management	545.5	491.9	454.5
Insurance Solutions:
Individual Life	2,793.9	2,785.0	2,613.4
Employee Benefits	1,251.2	1,246.2	1,277.8
Total Ongoing Businesses	8,169.5	8,149.9	8,007.2
Corporate	65.9	(13.7)	(132.3)
Closed Blocks:
Closed Block Institutional Spread Products	127.2	188.1	167.6
Closed Block Other	43.8	52.2	64.3
Closed Blocks	171.0	240.3	231.9
Total operating revenues	8,406.4	8,376.5	8,106.8

Adjustments:
Closed Block Variable Annuity	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	313.8	399.1	143.2
Other adjustments to operating revenues	214.0	212.0	228.1
Total revenues	$9,615.3	$9,718.8	$9,274.2

Segment Information

The following is a summary of certain financial information for the Company’s segments for the years ended December 31, 2012, 2011 and 2010.

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Years Ended December 31,
	2012	2011	2010
Investment management intersegment revenues	$157.6	$164.1	$156.8

Schedule of Assets from Segments
The summary below presents Total assets for the Company’s segments as of the dates indicated:

	March 31, 2013	December 31, 2012
Retirement Solutions:
Retirement	$90,230.1	$86,504.3
Annuities	27,172.9	27,718.6
Investment Management	418.2	498.5
Insurance Solutions:
Individual Life	25,750.2	25,319.0
Employee Benefits	2,584.2	2,657.0
Total Ongoing Businesses	146,155.6	142,697.4
Corporate	5,270.4	5,593.4
Closed Blocks:
Closed Block Variable Annuity	49,001.4	49,157.6
Closed Block Institutional Spread Products	5,034.2	4,392.2
Closed Block Other	7,932.2	8,239.1
Closed Blocks	61,967.8	61,788.9
Total assets of segments	213,393.8	210,079.7
Noncontrolling interest	7,456.2	6,314.5
Total assets	$220,850.0	$216,394.2

The summary below presents Total assets for the Company’s segments as of December 31, 2012 and 2011:

	2012	2011
Retirement Solutions:
Retirement	$86,504.3	$76,076.8
Annuities	27,718.6	29,969.5
Investment Management	498.5	507.6
Insurance Solutions:
Individual Life	25,319.0	24,527.8
Employee Benefits	2,657.0	2,586.6
Total Ongoing Businesses	142,697.4	133,668.3
Corporate	5,593.4	3,328.6
Closed Blocks:
Closed Block Variable Annuity	49,157.6	47,564.3
Closed Block Institutional Spread Products	4,392.2	6,234.7
Closed Block Other	8,239.1	8,821.6
Closed Blocks	61,788.9	62,620.6
Total assets of segments	210,079.7	199,617.5
Noncontrolling interest	6,314.5	3,955.3
Total assets	$216,394.2	$203,572.8